COMMITMENTS, CONTINGENCIES AND LITIGATION	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND LITIGATION
11.	COMMITMENTS, CONTINGENCIES AND LITIGATION

Credit Agreement

During 2013, we entered into a $350.0 million credit agreement (the “credit agreement”), which provides for a senior secured first lien term loan facility of an initial $300.0 million (“term loan”) and a second secured first lien revolving credit facility of $50.0 million (“revolving credit facility”). Concurrently with the effective date and funding of the term loan, we acquired iWeb and paid off our previous credit facility, which resulted in a loss on extinguishment of debt of $0.9 million. In addition, we recorded a debt discount of $9.5 million related to costs incurred for the credit agreement.

The revolving credit facility is due November 26, 2018. The term loan is due in installments of $750,000 on the last day of each fiscal quarter, with the remaining unpaid balance due November 26, 2019.

Borrowings under the credit agreement bear interest at a rate per annum equal to an applicable margin plus, at our option, a base rate or an adjusted LIBOR rate. The applicable margin for loans under the revolving credit facility is 3.50% for loans bearing interest calculated using the base rate (“Base Rate Loans”) and 4.50% for loans bearing interest calculated using the adjusted LIBOR rate (“Adjusted LIBOR Loans”). The applicable margin for loans under the term loan is 4.00% for Base Rate Loans and 5.00% for Adjusted LIBOR Rate loans. The base rate is equal to the highest of (a) the adjusted U.S. Prime Lending Rate as published in the Wall Street Journal, (b) with respect to Term Loans issued on the Closing Date, 2.00%, (c) the federal funds effective rate from time to time, plus 0.50%, and (d) the adjusted LIBOR rate, as defined below, for a one-month interest period, plus 1.00%. The adjusted LIBOR rate is equal to the rate per annum (adjusted for statutory reserve requirements for Eurocurrency liabilities) at which Eurodollar deposits are offered in the interbank Eurodollar market for the applicable interest period (one, two, three or six months), as quoted on Reuters screen LIBOR (or any successor page or service). The financing commitments of the Lenders extending the revolving credit facility are subject to various conditions, as set forth in the credit agreement.

The credit agreement includes financial covenants relating to maximum total leverage ratio, minimum consolidated interest coverage ratio and limitation on capital expenditures. As of December 31, 2015, we were in compliance with these financial covenants.

Our obligations are secured pursuant to a security agreement, under which we granted a security interest in substantially all of our assets, including the capital stock of our domestic subsidiaries and 65% of the capital stock of our foreign subsidiaries.

A summary of our credit agreement as of December 31, 2015 and December 31, 2014 is as follows (dollars in thousands):

	December 31,
	2015	2014
Outstanding principal balance on the term loan, less unamortized discount of $6.5 million and $8.0 million, respectively	$287,457	$288,994
Outstanding balance on the revolving credit facility	31,000	10,000
Letters of credit issued with proceeds from revolving credit facility	4,144	6,329
Borrowing capacity	14,856	33,671
Interest rate – term loan	6.0%	6.0%
Interest rate – revolving credit facility	4.7%	4.7%

Maturities of the term loan are as follows:
2016		$3,000
2017		3,000
2018		3,000
2019		285,000
		$294,000

Asset Retirement Obligations

In prior years, we recorded asset retirement obligations (“ARO”) related to future estimated removal costs of leasehold improvements for certain data center leased properties. We were able to reasonably estimate the liabilities on these properties in order to record the ARO and the corresponding asset retirement cost in our data center services segment at its fair value. We calculated the fair value by discounting the estimated amount to present value using the applicable Treasury bill rate adjusted for our credit non-performance risk. As of December 31, 2015 and 2014, the balance of the present value ARO was $0.2 million and $0, which we included in “Other current liabilities,” respectively, and $2.6 million and $2.5 million, which we included in “Other long-term liabilities,” respectively, in the consolidated balance sheets. We included all asset retirement costs in “Property and equipment, net” in the consolidated balance sheets as of December 31, 2015 and 2014, and depreciated those costs using the straight-line method over the remaining term of the related lease.

We have other capital lease agreements that require us to decommission physical space for which we have not yet recorded an ARO. Due to the uncertainty of specific decommissioning obligations, timing and related costs, we cannot reasonably estimate an ARO for these properties and we have not recorded a liability at this time for such properties.

Capital Leases

We record capital lease obligations and leased property and equipment at the lesser of the present value of future lease payments based upon the terms of the related lease or the fair value of the assets held under capital leases. As of December 31, 2015, our capital leases had expiration dates ranging from 2016 to 2039.

Future minimum capital lease payments and the present value of the minimum lease payments for all capital leases as of December 31, 2015, are as follows (in thousands):

2016	$13,176
2017	12,376
2018	11,900
2019	10,085
2020	7,187
Thereafter	27,682
Remaining capital lease payments	82,406
Less: amounts representing imputed interest	(25,293)
Present value of minimum lease payments	57,113
Less: current portion	(8,421)
$48,692

Operating Leases

We have entered into leases for data center, private network access points (“P-NAPs”) and office space that are classified as operating leases. Initial lease terms range from three to 25 years and contain various periods of free rent and renewal options. However, we record rent expense on a straight-line basis over the initial lease term and any renewal periods that are reasonably assured. Certain leases require that we maintain letters of credit. Future minimum lease payments on non-cancelable operating leases having terms in excess of one year were as follows at December 31, 2015 (in thousands):

2016	$26,727
2017	24,439
2018	18,170
2019	10,031
2020	4,103
Thereafter	8,368
$91,838

Rent expense was $21.6 million, $21.3 million and $23.8 million during the years ended December 31, 2015, 2014 and 2013, respectively.

Other Commitments

We have entered into commitments primarily related to IP, telecommunications and data center services. Future minimum payments under these service commitments having terms in excess of one year were as follows at December 31, 2015 (in thousands):

2016	$7,026
2017	2,803
2018	807
2019	451
2020	79
Thereafter	—
$11,166

Litigation

On September 18, 2015, a purported stockholder filed a putative class action complaint in the Superior Court of Fulton County of the State of Georgia against us, the current members of our board of directors and Jefferies Finance LLC (“Jefferies”). The complaint was captioned Grisolia v. Internap Corp., et al., Case No. 2015cv265926 (Ga. Sup. Ct.) and the complaint alleged, among other things, that the members of our board of directors breached their fiduciary duties, and that Jefferies aided and abetted such breaches, in connection with the credit agreement described in this filing. The complaint alleged that the credit agreement contained a so-called “dead hand proxy put” provision that (a) defined the election of a majority of directors whose initial nomination arose from an actual or threatened proxy contest to be an event of default that triggers the lenders’ right to accelerate payment of the debt outstanding under the credit agreement; and (b) thereby allegedly coerced stockholders and entrenched the members of our board of directors. The Plaintiff further claimed that Jefferies aided and abetted the alleged breach of fiduciary duties by including the provisions in the credit agreement and encouraging our board of directors to accept them. The complaint sought, among other things, declaratory and injunctive relief, as well as an award of costs and disbursements, including attorneys’ and experts’ fees.

On October 30, 2015, we, along with our lenders, amended the credit agreement to remove the provision which was the subject of the litigation. The parties have agreed that the amendment moots the Plaintiff’s claims.  The parties filed a stipulation of dismissal and, on January 28, 2016, the court entered an order dismissing the case. We recorded $0.4 million as litigation expense in “General and administrative” in the accompanying statements of operations and comprehensive loss for the year ended December 31, 2015.

We are subject to other legal proceedings, claims and litigation arising in the ordinary course of business. Although the outcome of these matters is currently not determinable, we do not expect that the ultimate costs to resolve these matters will have a material adverse impact on our financial condition, results of operations or cash flows.